Contingencies and Commitments (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	$ 114,826,398	$ 144,094,488
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	29,985,864	50,820,240
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	84,485,645	60,096,921
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments payable operating lease	$ 354,889	$ 33,177,327